Financial risk management - Summary of Interest Rate Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 10,028	$ 5,219